Quarterly Holdings Report
for
Fidelity® SAI Long-Term Treasury Bond Index Fund
November 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV5-NPRT3-0125
1.9867819.109
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.76	253,000	129,336
US Treasury Bonds 1.625% 11/15/2050	2.39 to 5.18	100,842,000	56,727,564
US Treasury Bonds 1.875% 11/15/2051	2.98 to 5.02	266,300,000	158,635,741
US Treasury Bonds 1.875% 2/15/2051	2.10 to 3.81	152,113,000	91,261,858
US Treasury Bonds 2% 2/15/2050	2.10 to 3.83	105,543,800	65,717,507
US Treasury Bonds 2% 8/15/2051	2.16 to 5.16	224,588,000	138,490,084
US Treasury Bonds 2.25% 2/15/2052	3.33 to 4.55	91,300,000	59,648,144
US Treasury Bonds 2.25% 8/15/2046	3.92 to 5.00	19,654,000	13,455,313
US Treasury Bonds 2.25% 8/15/2049	4.37 to 4.48	20,000,000	13,250,781
US Treasury Bonds 2.375% 11/15/2049	3.67 to 4.35	11,525,000	7,838,351
US Treasury Bonds 2.375% 5/15/2051	2.08 to 4.78	474,770,000	320,710,843
US Treasury Bonds 2.5% 2/15/2046	2.09 to 3.94	106,485,000	77,031,083
US Treasury Bonds 2.5% 5/15/2046	3.22 to 4.87	7,600,000	5,479,719
US Treasury Bonds 2.75% 11/15/2047	3.15 to 4.55	77,254,000	57,557,248
US Treasury Bonds 2.75% 8/15/2042	3.37	3,500	2,765
US Treasury Bonds 2.75% 8/15/2047	2.85 to 4.92	232,357,000	173,441,793
US Treasury Bonds 2.875% 11/15/2046	3.76 to 5.00	40,096,000	30,841,029
US Treasury Bonds 2.875% 5/15/2043	3.31	20,200	16,102
US Treasury Bonds 2.875% 5/15/2049	1.96 to 4.33	109,118,000	82,469,338
US Treasury Bonds 2.875% 5/15/2052	3.30 to 4.75	178,000,000	133,659,922
US Treasury Bonds 3% 11/15/2044	2.96	800	639
US Treasury Bonds 3% 11/15/2045	2.07 to 4.96	136,806,000	108,611,138
US Treasury Bonds 3% 2/15/2047	2.14 to 4.11	42,346,000	33,210,181
US Treasury Bonds 3% 2/15/2048	3.74 to 3.82	126,187,000	98,307,560
US Treasury Bonds 3% 2/15/2049	3.63 to 4.67	12,159,000	9,426,550
US Treasury Bonds 3% 5/15/2047	2.57 to 3.37	50,348,000	39,418,944
US Treasury Bonds 3% 8/15/2048	3.65 to 5.18	89,555,000	69,587,034
US Treasury Bonds 3% 8/15/2052	3.52 to 4.24	278,900,000	215,068,941
US Treasury Bonds 3.125% 2/15/2042	3.09 to 3.35	68,100	57,438
US Treasury Bonds 3.125% 5/15/2048	3.12 to 4.22	154,814,000	123,204,125
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.65	212,600,000	185,277,579
US Treasury Bonds 3.625% 5/15/2053	3.98 to 5.07	41,700,000	36,376,734
US Treasury Bonds 4% 11/15/2052	3.42 to 4.90	168,200,000	156,826,789
US Treasury Bonds 4.125% 8/15/2053	4.69 to 5.11	215,600,000	205,687,454
US Treasury Bonds 4.25% 2/15/2054	4.64 to 4.79	54,900,000	53,621,859
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.48	54,100,000	52,908,109
US Treasury Bonds 4.5% 11/15/2054	4.37	37,500,000	38,285,156
US Treasury Bonds 4.625% 5/15/2054	4.12 to 4.54	99,100,000	103,017,547
US Treasury Bonds 4.75% 11/15/2053	4.35 to 4.78	61,200,000	64,762,031
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,436,238,138)			3,080,020,329

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $29,593,329)	4.64	29,587,412	29,593,329

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,465,831,467)	3,109,613,658
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(7,059,186)
NET ASSETS - 100.0%	3,102,554,472

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	33,489,230	123,765,688	127,661,646	369,018	57	-	29,593,329	0.1%
Fidelity Securities Lending Cash Central Fund	-	43,928,185	43,928,185	941	-	-	-	0.0%
Total	33,489,230	167,693,873	171,589,831	369,959	57	-	29,593,329

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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